SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COMMON SHARES ISSUED

	Number of
	Shares	Amount
Balance, January 1, 2022	36,494,228	$147,729,846
Funds from common shares issued on private placement	1,126,635	3,184,332
Fair value of warrants issued on private placement	-	(656,734)
Share issue costs	-	(247,892)
Shares issued to settle accounts payable	5,422	40,029
Funds from the exercise of stock options	143,437	418,845
Fair value of stock options exercised	-	374,129
Funds from the exercise of warrants and compensation warrants	72,500	284,437
Fair value of warrants and compensation warrants exercised	-	79,547
Adjustment for 10 for 1 share consolidation	(272)	-
Balance, December 31, 2022	37,841,950	151,206,539
Funds from common shares issued through ATM financing	227,673	983,194
Funds from common shares issued on private placement	1,786,000	1,607,400
Fair value of warrants issued on private placement	-	(954,537)
Share issue costs	-	(578,317)
Funds from the exercise of stock options	268,356	668,259
Fair value of stock options exercised	-	587,035
Funds from the exercise of warrants and compensation warrants	2,364,066	7,767,067
Fair value of warrants and compensation warrants exercised	-	4,418,783
Balance, December 31, 2023	42,488,045	165,705,423
Funds from common shares issued through ATM financing	5,449,723	9,362,235
Funds from common shares issued on private placement	24,693,643	69,211,854
Fair value of warrants issued on private placement	-	(31,164,688)
Share issue costs	-	(878,185)
Funds from the exercise of stock options	597,151	754,711
Fair value of stock options exercised	-	2,209,196
Funds from the exercise of warrants and compensation warrants	3,278,595	3,725,565
Fair value of warrants and compensation warrants exercised	-	4,816,224
Balance, December 31, 2024	76,507,157	$223,742,335